Short-term loan receivable (Details Narrative) - CAD ($)	Jun. 30, 2025	Jun. 16, 2025
Loans and advances at amortised cost		$ 2,046,450
Current notes and debentures issued and current portion of non-current notes and debentures issued	$ 2,046,450